Note 14 - Income Taxes (Details) - Reconciliation of Income Tax Expenses	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Reconciliation of Income Tax Expenses [Abstract]
Income tax expense (benefit) computed at statutory tax rate of 25%	$ 467,887	2,903,051	(1,791,053)	(3,046)
Difference in tax rate of the Company outside the PRC	324,007	2,010,336	1,665,601	3,813,282
Effect of tax holiday for a subsidiary	(320,582)	(1,989,084)	44,142	(1,547,949)
Non-deductible expenses	200,081	1,241,422	396,408	2,799,105
Tax loss carry forward (set-off)	9,561	59,324	15,098	59,638
Deferred tax benefit			(42,900)	(623,600)
Income tax expenses	$ 680,954	4,225,049	287,296	4,497,430